STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
Schedule of assumptions used to estimate fair value of stock options

2020
Risk-free interest rate	1.59% - 2.92%
Expected volatility	72.29% - 78.16%
Expected life (years)	4.93 – 6.07
Expected dividend yield	0%

The Black-Scholes option-pricing model was used to estimate the fair value of stock options with the following weighted-average assumptions for the years ended December 31:

	2020	2019
Risk-free interest rate	0.15% - 2.92%	1.60% - 2.92%
Expected volatility	72.29% - 82.52%	72.29% - 78.16%
Expected life (years)	4.93 – 6.07	4.93 – 6.07
Expected dividend yield	0%	0%

Schedule of stock option activity

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	489,718	$10.03	598,083	$11.11
Granted	—	—	17,631	12.02
Exercised	—	—	—	—
Cancelled and forfeited	(57,149)	17.88	(30,768)	11.88
Balance at December 31	432,569	$8.99	584,946	$11.09
Options exercisable at December 31:	408,306	$8.75	361,720	$7.67
Weighted average grant date fair value for options granted during the year:		$—		$35.62

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
As of	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
March 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2021	432,569	6.72	$8.99	$839,700	408,306	$8.75	$269,514
2020	584,946	8.02	$11.09	$18,712,900	361,720	$7.67	$12,808,800

	2020		2019
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of year	598,083	$11.04	520,517	$8.64
Granted	86,536	17.95	209,505	17.29
Exercised	—	—	(1,719)	6.64
Cancelled and forfeited	(194,901)	15.06	(130,220)	11.56
Balance at December 31	489,718	$10.03	598,083	$11.04
Options exercisable at December 31:	441,430	$9.50	368,527	$7.72
Weighted average grant date fair value for options granted during the year:		$17.43		$10.82

	Options Outstanding				Options Exercisable
Weighted
		Average	Weighted			Weighted
		Remaining	Average	Aggregate		Average	Aggregate
As of	Options	Contractual	Exercise	Intrinsic	Options	Exercise	Intrinsic
December 31,	Outstanding	Life	Price	Value	Exercisable	Price	Value
2020	489,718	6.37	$10.03	$554,900	441,430	$9.50	$—
2019	598,083	8.07	$11.04	$19,163,700	368,527	$7.72	$13,031,000

Schedule of stock-based compensation

	2021	2020
Research and development	$19,000	$425,000
General and administrative	102,000	31,000
Total	$121,000	$456,000

	2020	2019
Research and development	$1,008,000	$332,000
General and administrative	332,000	190,900
Total	$1,340,000	$522,900

Schedule of restricted stock unit activity

	2021		2020
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of year	946,245	$12.81	—	$—
Granted	6,019	9.00	—	—
Vested	—	—	—	—
Cancelled and forfeited	—	—	—	—
Nonvested RSUs at December 31	952,264	$12.79	—	$—

	2020
		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Nonvested RSUs at beginning of year	—	$—
Granted	1,655,579	12.84
Vested	—	—
Cancelled and forfeited	(709,334)	12.87
Nonvested RSUs at December 31	946,245	$12.81